Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/29/2016

A.	DATES	Begin	End	# days

1	Payment Date		3/15/2016
2	Collection Period	2/1/2016	2/29/2016	29
3	Monthly Interest Period-Actual	2/16/2016	3/14/2016	28
4	Monthly Interest - Scheduled	2/15/2016	3/14/2016	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	-
6	Class A-2a Notes	179,000,000.00	-	-	-	-	-	-
7	Class A-2b Notes	164,000,000.00	-	-	-	-	-	-
8	Class A-3 Notes	215,000,000.00	30,970,809.63	-	-	30,970,809.63	-	-
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	5,085,425.68	80,084,574.32	0.9402909
10	Total Class A Notes	753,170,000.00	116,140,809.63	0.00	0.00	36,056,235.31	80,084,574.32
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	146,180,809.63	$0.00	$0.00	$36,056,235.31	110,124,574.32

	Overcollateralization
13	Exchange Note	89,663,305.03	27,305,438.63				23,699,815.09
14	Series 2013-A Notes	23,759,745.31	99,568,137.99				103,173,761.53

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.43050%	0.75050%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	28,389.91	0.1320461	30,970,809.63	144.0502773	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	5,085,425.68	59.7091192	0.00
22	Total Class A Notes			127,754.91	0.1696229	36,056,235.31	47.8726387	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			168,809.58	0.2155355	36,056,235.31	46.0364849	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	245,748,947.63				213,298,335.85

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	236,998,150.94
28	Aggregate Base Residual Value (Not Discounted)			613,408,065.00	227,689,557.20

	Turn-in Units			Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month			2,087	6,562,032.04
30	Turn-in Ratio on Scheduled Terminations					61.86%

				Units	Securitization Value
31	Securitization Value — Beginning of Period			17,319	273,054,386.25
32	Depreciation/Payments				(3,185,881.30)
33	Gross Credit Losses			(39)	(606,339.21)
34	Early Terminations — Regular			-	-
35	Scheduled Terminations — Returned			(1,740)	(24,987,245.55)
36	Payoff Units & Lease Reversals			(420)	(7,276,769.25)
37	Repurchased Leases			-	-

38	Securitization Value - End of Period			15,120	236,998,150.94

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/29/2016

C.	SERVICING FEE

39	Servicing Fee Due				227,545.32

40	Unpaid Servicing Fees - Prior Collection Periods				0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(23,464.35)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
43	Beginning Reserve Account Balance				4,483,165.25
44	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	13,078	99.11%	207,308,966.32
46	31 - 60 Days Delinquent	85	0.64%	1,315,377.79
47	61 - 90 Days Delinquent	27	0.20%	434,149.26
48	91 - 120 Days Delinquent	6	0.05%	96,280.54
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	13,196	100.00%	209,154,773.91

51	Prepayment Speed (1 Month)					1.77%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				1,740	24,987,245.55
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(23,867,137.88)
54	Less: Excess Wear and Tear Received in Current Period					(57,564.27)
55	Less: Excess Mileage Received in Current Period					(73,907.56)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					988,635.84

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio					4.34%
58	Prior Period Net Residual Losses/(Gains) Ratio					2.37%
59	Second Prior Period Net Residual Losses/(Gains) Ratio					0.04%
60	Third Prior Period Net Residual Losses/(Gains) Ratio					0.92%
61	Four Month Average					1.92%

62	Beginning Cumulative Net Residual Losses					537,748.74
63	Current Period Net Residual Losses					988,635.84

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					1,526,384.58

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.17%

	Credit Losses:				Units	Amounts
66	Aggregate Securitization Value on charged-off units				39	606,339.21
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(530,383.31)

68	Current Period Net Credit Losses/(Gains)					75,955.90

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio					0.33%
70	Prior Period Net Credit Losses/(Gains) Ratio					0.26%
71	Second Prior Period Net Credit Losses/(Gains) Ratio					0.47%
72	Third Prior Period Net Credit Losses/(Gains) Ratio					0.39%
73	Four Month Average					0.36%

74	Beginning Cumulative Net Credit Losses					4,884,404.86
75	Current Period Net Credit Losses					75,955.90

76	Ending Cumulative Net Credit Losses					4,960,360.76

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.55%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02/29/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	4,683,995.43
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	23,998,259.71
80	Liquidation Proceeds, Recoveries & Expenses	499,569.01
81	Insurance Proceeds	30,814.30
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	350.00
83	Payoff Payments	8,457,292.29
84	All Other Payments Received	-

85	Collected Amounts	37,670,280.74

86	Investment Earnings on Collection Account	8,558.34

87	Total Collected Amounts, prior to Servicer Advances	37,678,839.08

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	37,678,839.08

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	227,545.32
91	Interest on the Exchange Note - to the Trust Collection Account	335,856.90
92	Principal on the Exchange Note - to the Trust Collection Account	32,450,611.78
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,442,416.92
94	Remaining Funds Payable to Trust Collection Account	3,222,408.16

95	Total Distributions	37,678,839.08

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	37,451,293.76

97	Investment Earnings on Reserve Account	1,351.39

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	37,452,645.15

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	11,377.27
101	Class A Noteholders' Interest Distributable Amount	127,754.91
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	41,054.67
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	36,056,235.31
107	Remaining Funds Payable to Certificate holder	1,216,222.99

108	Total Distributions	37,452,645.15